Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Fees	Total Payments
Total	$ 820	$ 820
United States of America | Federal Government of United States of America
Total	700	700
United States of America | Government of the State of Nevada
Total	$ 120	$ 120